Note 15 - Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Dividend Reinvestment Plan [Text Block]
(15)	Dividend Reinvestment Plan

Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 179,199 in 2019, 161,514 in 2018 and 125,960 in 2017 were sold to participants under the terms of the DRIP.